STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of stock based compensation

	Six Months Ended June 30,	Six Months Ended June 30,
	2021	2020
Employee stock awards	$—	$476,000
Non-employee stock awards	270,900	2,577
Total stock-based compensation expense	$270,900	$478,577

	Years Ended December 31,
	2020	2019
Employee stock awards	$476,002	$290,100
Non-employee stock awards	2,578	834,388
Total stock-based compensation expense	$478,580	$1,124,488